Earnings Per Share (Summary Of The Amounts And The Numbers Used In The Basic And Diluted Earnings Per Share ("EPS") Computations) (Details) In Millions, except Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)
Earnings Per Share (Abstract)
Net income (loss) attributable to NHI, basic	$ (598)	¥ (46,092)	¥ 1,051	$ (368)	¥ (28,321)	¥ 3,373
Weighted average number of shares outstanding, basic	3,645,882,160	3,645,882,160	3,636,764,297	3,627,116,186	3,627,116,186	3,651,306,836
Net income (loss) attributable to NHI common shareholders per share, basic	$ (0.16)	¥ (12.64)	¥ 0.29	$ (0.10)	¥ (7.81)	¥ 0.92
Net income (loss) attributable to NHI, diluted	$ (598)	¥ (46,096)	¥ 1,048	$ (368)	¥ (28,326)	¥ 3,370
Weighted average number of shares outstanding, diluted	3,643,409,618	3,643,409,618	3,648,578,821	3,626,187,054	3,626,187,054	3,665,662,592
Net income (loss) attributable to NHI common shareholders per share, diluted	$ (0.16)	¥ (12.65)	¥ 0.29	$ (0.10)	¥ (7.81)	¥ 0.92